Equity Transactions	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Equity Transactions

11. EQUITY TRANSACTIONS

Common Stock

During the year ended March 31, 2013, the Company issued 5,229 shares to purchase certain equipment, recorded at their par value of $20, and issued 632,505 shares for services, recorded at their fair value of $2,419.

On June 21, 2013, the Company issued 11,055,338 shares for services and recorded compensation for fair value of $4,864,349.

On September 25, 2013, the Company issued 1,330,430 shares to settle $175,764 accrued liabilities. These shares were valued at their fair value of $838,171 and the Company recorded a loss on settlement of liabilities of $662,407.

On September 25, 2013, the Company also issued 17,819,004 shares to settle the entire 7.5% Angel Notes, 15% Angel Notes and the $320,000 notes payable issued to acquire intangible asset and issued 38,051,706 shares for the conversion of notes payable and convertible notes payable to related parties. The 17,819,004 shares were valued at their fair value of $11,225,973 and the Company recorded a $7,764,755 loss on settlement of debt. The 38,051,706 shares were recorded at $6,011,370, which represents the balance of notes payable and convertible notes payable to related parties that were converted.

Warrants

A summary of activities in warrants and the related information is as follows:

	Shares	Weighted Average Exercise Price	Remaining Contractual Term (years)	Intrinsic Value

Outstanding balance, March 31, 2013	-	$-	-	-
Granted	4,013,336	0.55

Outstanding balance, March 31, 2014	4,013,336	0.55	2.19	139,920
(Fully vested and exercisable)

In July 2013, the Company issued warrants to purchase 440,000 shares of the Company’s common stock for consulting services. These warrants are valued using the Black-Scholes Model at $148,568, exercisable at $0.10 per share and expire on July 13, 2015.

In September 2013, the Company issued warrants to purchase 260,000 shares of the Company’s common stock in connection with the notes issued to third parties. These warrants are valued using the Black-Scholes Model at $137,684, exercisable at $0.10 per share and expire on July 13, 2015. The $44,155 related fair value of the warrants issued was recorded as debt discount.

In July 2013, the Company also issued warrants to purchase 3,313,336 shares of the Company’s common stock to settle $1,767,649 accrued compensation to current and former employees. These warrants are valued using the Black-Scholes Model at $1,002,875, exercisable at $0.60 per share and have a life of 3 years. The Company recorded a $764,774 gain on settlement of debt related to the issuance.

The fair value of the warrants was calculated using the Black-Scholes Model with the following assumptions: (1) discount rate of 0.64%~0.89%; (2) expected life of 2~3 years; (3) expected volatility of 156.74%~164.56% and (4) zero expected dividends.

Equity Compensation Plans

On April 29, 2014, the Company adopted the 2014 Non-Qualified Performance Equity Award Plan (the “Plan”). The Plan provides for awards of non-qualified stock options, restricted stock and other equity based awards, with a maximum limit of 5,000,000 shares of common stock allocated to the Plan. Award shares that are not used will be available for re-grant. The maximum award is limited to 1,250,000 shares. The Plan provides for a term of 20 years, but awards may not be granted after the 10th anniversary of the effective date of the Plan. To the extent required, for example for stock options, the exercise price or other award price will be the fair market value of a share of stock on the date of grant.